Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
27	Subsequent Events

On October 3, 2023, Brooge Energy Limited announced receiving a formal proposal submitted by Gulf Navigation Holdings PJSC (GulfNav), the Dubai Financial Market listed maritime and shipping company, to acquire fully all of the businesses and assets from Brooge Energy Limited. On March 13, 2025, GulfNav shareholders approved the acquisition at the General Assembly Meeting. Currently, Management is negotiating the terms and conditions of the deal with the support of advisors.